LOANID	SRVLOANID	SBO Loan_Number	Short Status
Cleared Taxes
No Issues
No Issues
No Issues
No Issues
Cleared Taxes
No Issues
Cleared Taxes
No Issues | Cleared Taxes
No Issues
CL - Taxes
No Issues
No Issues
Cleared Lien Issues
No Issues
No Issues
No Issues
Ownership No Issues